Intangible Assets (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
Intangible assets consisted of the following as of June 30, 2024 and December 31, 2023 (in thousands):

	June 30, 2024
	Weighted Average Amortization Period (Years)	Gross Intangible Assets	Accumulated Amortization	Net Intangible Assets
Trade and domain names	15.0	$7,256	$(5,249)	$2,007
Software technology	5.0	249	(137)	112
Customer relationships	8.0	170	(59)	111
Total intangible assets	14.5	$7,675	$(5,445)	$2,230

	December 31, 2023
	Weighted Average Amortization Period (Years)	Gross Intangible Assets	Accumulated Amortization	Net Intangible Assets
Trade and domain names	15.0	$7,256	$(5,008)	$2,248
Software technology	5.0	249	(112)	137
Customer relationships	8.0	170	(48)	122
Total intangible assets	14.5	$7,675	$(5,168)	$2,507

Intangible assets consisted of the following for the periods presented below (in thousands):

	December 31, 2023
	Weighted Average Amortization Period (Years)	Gross Intangible Assets	Accumulated Amortization	Net Intangible Assets
Trade and domain names	15.0	$7,256	$(5,008)	$2,248
Software technology	5.0	249	(112)	137
Customer relationships	8.0	170	(48)	122
Total intangible assets	14.5	$7,675	$(5,168)	$2,507

	December 31, 2022
	Weighted Average Amortization Period (Years)	Gross Intangible Assets	Accumulated Amortization	Net Intangible Assets
Trade and domain names	14.4	$7,635	$(4,699)	$2,936
Software technology	6.9	7,516	(4,413)	3,103
Customer relationships	11.5	5,211	(921)	4,290
Order Backlog	1.0	$210	$(200)	$10
Total intangible assets	10.8	$20,572	$(10,233)	$10,339

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
The estimated future amortization expense of intangible assets as of June 30, 2024 is as follows (in thousands):

Remaining period in 2024 (six months)	$278
Year ended December 31, 2025	555
Year ended December 31, 2026	543
Year ended December 31, 2027	505
Year ended December 31, 2028	222
Thereafter	127
Total	$2,230

The estimated future amortization expense of intangible assets as of December 31, 2023 is as follows (in thousands):

Amortization
Years ended December 31,
2024	$555
2025	555
2026	543
2027	505
2028	222
Thereafter	127
$2,507